Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
CIK	dei_EntityCentralIndexKey	0001286364
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2022
Prospectus Date	rr_ProspectusDate	Dec. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A